Financial instruments and related disclosures - Summary of Fair Value of Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 11,086	£ 12,869
Financial liabilities at fair value	(36,499)	(37,414)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	35	32
Financial liabilities at fair value	(157)	(36)
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	843	931
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,163	2,541
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	53	23
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	257	2,410
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	31	18
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	75	98
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,280	994
At fair value
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	4,737	7,047
Financial liabilities at fair value	(7,472)	(6,776)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(35)	(78)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(7,280)	(6,662)
At fair value | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(157)	(36)
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	843	931
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,163	2,541
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	35	32
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		2,410
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	53	23
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	257
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	31	18
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	75	98
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,280	994
At fair value | Level 1
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,926	3,939
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	646	741
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		2,204
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,280	994
At fair value | Level 2
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,324	2,694
Financial liabilities at fair value	(192)	(114)
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(35)	(78)
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 2 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(157)	(36)
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,163	2,541
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	35	32
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	51	23
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	75	98
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	487	414
Financial liabilities at fair value	(7,280)	(6,662)
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(7,280)	(6,662)
At fair value | Level 3 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	197	190
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments (fair value movements through OCI)
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		206
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	257
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	31	18
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 0	£ 0